Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
Supplement [Text Block]	dbxetf_SupplementTextBlock

February 20, 2018

DBX ETF TRUST

Xtrackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund's Summary Prospectus and Statutory Prospectus dated October 2, 2017

Effective February 20, 2018, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.15
Fee Waiver and/or Expense Reimbursement*	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.09

*   Effective October 27, 2017, the Fund's management fee was reduced from 0.40% to 0.15% of the Fund's average daily net assets.

** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund's average daily net assets. This agreement may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$9	$42	$79	$186

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

February 20, 2018

DBX ETF TRUST

Xtrackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund's Summary Prospectus and Statutory Prospectus dated October 2, 2017

Effective February 20, 2018, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.15
Fee Waiver and/or Expense Reimbursement*	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.09

*   Effective October 27, 2017, the Fund's management fee was reduced from 0.40% to 0.15% of the Fund's average daily net assets.

** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund's average daily net assets. This agreement may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$9	$42	$79	$186

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 20, 2019
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund's average daily net assets. This agreement may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.
Xtrackers Japan JPX-Nikkei 400 Equity ETF | Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 186

[1]	Effective October 27, 2017, the Fund’s management fee was reduced from 0.40% to 0.15% of the Fund’s average daily net assets.